Earn-Out Shares - Additional Information (Detail) - USD ($)			12 Months Ended
	Aug. 25, 2023	Aug. 25, 2021	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Consecutive trading days required for entitlement of common stock			30 days
Trading Days Required For Entitlement Of Common Stock1			20 days
Common stock price per share			$ 0.0001	$ 0.0001
Fair Value Adjustment Of Earn-Out liability			$ 6,000	$ 12,124,000
Common stock, shares issued			2,994,679	1,679,602
Earn-Out Shares [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Fair value of earn-out shares				$ 0.01
Fair value of option holder Earn-out Shares		$ 7,900,000
Fair Value Adjustment Of Earn-Out liability	$ 6,000		$ 0	$ 12,100,000
Share based compensation				$ 300,000
Share based compensation service period		4 months 9 days
Unrecognized compensation expense			$ 0
Earn-Out Shares [Member] | Stockholders [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares issued			182,422	17,512
Earn-Out Shares [Member] | Effector Therapeutics Inc [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, equity interest issued or issuable, number of shares			200,000
Common stock price per share			$ 500